4. PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
	September 30, 2016	December 31, 2016
Computers	$125,089	$72,124
Office equipment	44,253	36,850
Subtotal	169,342	108,974
Less accumulated depreciation	(52,497)	(31,652)
Property and equipment, net	$116,845	$77,322

	2016	2015
Computers	$72,124	$58,141
Office equipment	36,850	27,083
Subtotal	108,974	85,224
Less accumulated depreciation	(31,652)	(12,201)
Property and equipment, net	$77,322	$73,023